Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 559,066		¥ 558,694
Accumulated Amortization	(280,581)		(201,263)
Net Carrying Value	278,485	$ 40,377	357,431
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	202,100		202,100
Accumulated Amortization	(80,840)		(40,420)
Net Carrying Value	121,260	17,581	161,680
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	175,308		175,309
Accumulated Amortization	(87,480)		(72,237)
Net Carrying Value	87,828	12,734	103,072
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	46,900		46,900
Accumulated Amortization	(22,120)		(13,860)
Net Carrying Value	24,780	3,593	33,040
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,101		2,954
Accumulated Amortization	(2,616)		(2,277)
Net Carrying Value	485	70	677
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	73,500		73,500
Accumulated Amortization	(29,400)		(14,700)
Net Carrying Value	44,100	6,394	58,800
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,024		2,798
Accumulated Amortization	(2,992)		(2,636)
Net Carrying Value	32	5	162
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	28,133		28,133
Accumulated Amortization	(28,133)		(28,133)
Net Carrying Value	¥ 0	$ 0	¥ 0